Prepaid Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Expenses [Abstract]
Schedule of prepaid expenses	Prepaid expenses consisted of the following:
	March 31, 2023	December 31, 2022
Prepaid material purchases	$3,268,126	$2,454,298
Prepaid insurance	1,760,203	2,392,978
Other prepayments	364,198	199,323
Total other current assets	$5,392,527	$5,046,599
Other Current assets consist of the following:
	December 31, 2022	December 31, 2021
Prepaid material purchases	$2,454,298	$96,095
Other prepayments	199,323	110,326
Other	56,410	3,804
Total other current assets	$2,710,031	$210,225